PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

June 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 91.3%
Brazil - 6.7%
B3 SA - Brasil Bolsa Balcao	9,944	97,192
Banco do Brasil SA	4,157	58,505
BRF SA(a)	3,800	29,269
Magazine Luiza SA	1,300	71,610
Petroleo Brasileiro SA ADR	10,500	163,485
TIM Participacoes SA	45,400	137,764
Vale SA	17,603	238,004
Total Brazil		795,829
Chile - 1.2%
Cia Cervecerias Unidas SA	4,459	62,719
Empresas COPEC SA	7,214	78,881
Total Chile		141,600
India - 14.7%
Dr. Reddy’s Laboratories, Ltd. ADR	3,950	148,007
HDFC Bank, Ltd. ADR	4,379	569,445
ICICI Bank, Ltd. ADR	34,481	434,116
Infosys, Ltd. ADR	36,160	386,912
Tata Motors, Ltd. ADR(a)	6,544	76,434
Vedanta, Ltd. ADR	9,759	99,249
Wipro, Ltd. ADR	8,101	35,077
Total India		1,749,240
Indonesia - 3.9%
PT Astra International Tbk	116,514	61,442
PT Bank Central Asia Tbk	106,908	226,832
PT Bank Mandiri Persero Tbk	179,858	102,167
PT Telekomunikasi Indonesia Persero Tbk	255,058	74,744
Total Indonesia		465,185
Malaysia - 3.9%
Dialog Group Bhd	203,000	160,140
IHH Healthcare Bhd	83,400	117,053
Petronas Dagangan Bhd	14,300	87,893
Tenaga Nasional Bhd	29,000	97,123
Total Malaysia		462,209
Mexico - 2.3%
Grupo Bimbo SAB de CV Series A	29,598	61,671
Grupo Mexico SAB de CV Series B	35,324	93,717
Wal-Mart de Mexico SAB de CV	43,629	118,999
Total Mexico		274,387
Philippines - 2.2%
Aboitiz Power Corp.	75,300	51,146
Bloomberry Resorts Corp.	13,300	2,933
Jollibee Foods Corp.	9,440	51,921
Manila Electric Co.	5,620	42,450
Puregold Price Club, Inc.	44,500	39,041
SM Investments Corp.	4,110	77,732
Total Philippines		265,223
Poland - 2.4%
Powszechna Kasa Oszczednosci Bank Polski SA	14,512	166,632
Powszechny Zaklad Ubezpieczen SA	10,714	125,435
Total Poland		292,067
Russia - 5.7%
Gazprom PJSC ADR	21,695	158,938
LUKOIL PJSC ADR	3,725	314,464
Sberbank of Russia PJSC ADR	13,162	202,432
Total Russia		675,834

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 7.1%
Anglo American Platinum, Ltd.	800	47,481
AngloGold Ashanti, Ltd.	4,923	88,680
Bid Corp., Ltd.	6,283	136,784
Bidvest Group, Ltd. (The)	6,822	91,605
FirstRand, Ltd.	17,463	84,892
Foschini Group, Ltd. (The)	9,700	124,025
Kumba Iron Ore, Ltd.	300	10,624
Nedbank Group, Ltd.	5,600	100,553
Sasol, Ltd.	3,287	81,634
Shoprite Holdings, Ltd.	7,500	83,854
Total South Africa		850,132
South Korea - 15.2%
Celltrion, Inc.(a)	707	125,829
Hana Financial Group, Inc.	1,965	63,648
Hyundai Mobis Co., Ltd.	286	58,332
Hyundai Motor Co.	873	105,850
KB Financial Group, Inc.	3,625	143,945
Kia Motors Corp.	2,328	88,713
KT&G Corp.	798	68,075
LG Electronics, Inc.	1,034	71,014
POSCO	494	104,606
Samsung Electro-Mechanics Co., Ltd.	607	51,413
Samsung Electronics Co., Ltd.	14,861	604,917
Shinhan Financial Group Co., Ltd.	3,708	144,190
SK Hynix, Inc.	3,121	187,857
Total South Korea		1,818,389
Taiwan - 19.3%
ASE Technology Holding Co., Ltd.(a)	18,160	35,958
Catcher Technology Co., Ltd.	7,000	50,146
Chang Hwa Commercial Bank, Ltd.	89,796	60,569
China Steel Corp.	109,015	87,571
Chipbond Technology Corp.	30,858	60,108
Chunghwa Telecom Co., Ltd.	30,597	111,317
CTBC Financial Holding Co., Ltd.	85,911	59,054
Eva Airways Corp.	110,992	53,424
Far Eastern New Century Corp.	88,772	95,747
Far EasTone Telecommunications Co., Ltd.	35,034	88,320
Formosa Chemicals & Fibre Corp.	14,371	47,657
Formosa Petrochemical Corp.	14,144	50,320
Formosa Plastics Corp.	34,090	125,672
Formosa Taffeta Co., Ltd.	45,002	56,652
Hon Hai Precision Industry Co., Ltd.	60,953	151,894
Largan Precision Co., Ltd.	500	62,058
Makalot Industrial Co., Ltd.	5,144	34,780
MediaTek, Inc.	7,814	78,997
Nan Ya Plastics Corp.	48,364	122,391
President Chain Store Corp.	10,839	104,867
Taiwan Business Bank	158,144	69,501
Taiwan Mobile Co., Ltd.	17,942	70,764
Taiwan Semiconductor Manufacturing Co., Ltd.	74,217	571,093
Uni-President Enterprises Corp.	22,846	60,831
Total Taiwan		2,309,691

Issuer	Shares	Value ($)

Common Stocks (continued)
Thailand - 6.1%
BTS Group Holdings PCL NVDR	622,555	243,602
CP ALL PCL NVDR	24,000	67,302
Home Product Center PCL NVDR	135,400	77,264
Ratch Group PCL	32,300	70,303
Siam Cement PCL (The)	4,100	63,103
Siam Commercial Bank PCL (The)	19,600	89,156
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	99,400	73,576
Thai Union Group PCL NVDR	64,696	38,606
Total Thailand		722,912
Turkey - 0.6%
Tupras Turkiye Petrol Rafinerileri AS	3,600	71,577
Total Common Stocks (Cost: $9,097,766)		10,894,275

Issuer	Shares	Value ($)

Preferred Stocks - 7.5%
Brazil - 7.0%
Banco Bradesco SA Preference Shares	14,962	147,330
Cia Brasileira de Distribuicao Preference Shares	2,800	69,170
Itau Unibanco Holding SA Preference Shares	25,123	237,684
Itausa - Investimentos Itau SA Preference Shares	38,614	129,867
Petroleo Brasileiro SA Preference Shares	34,471	246,527
Total Brazil		830,578
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,100	65,108
Total Preferred Stocks (Cost: $570,148)		895,686

Issuer	Shares	Value ($)

Warrants - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, expiring 11/29/19(a)	56,295	2,809
Total Warrants (Cost $0)		2,809

	Shares	Value ($)

Money Market Funds - 0.8%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.077%(b)	96,126	96,126
Total Money Market Funds (Cost $96,126)		96,126
Total Investments in Securities (Cost: $9,764,040)		11,888,896	(c)
Other Assets & Liabilities, Net		44,575
Net Assets		11,933,471

Notes to Portfolio of Investments

(a)                                   Non-income producing investment.

(b)                                   The rate shown is the seven-day current annualized yield at June 30, 2019.

(c)                                   Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipts

NVDR                 Non-Voting Depositary Receipts

PJSC                     Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

> Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

> Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

> Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	795,829	—	—	795,829
Chile	141,600	—	—	141,600
India	1,749,240	—	—	1,749,240
Indonesia	465,185	—	—	465,185
Malaysia	462,209	—	—	462,209
Mexico	274,387	—	—	274,387
Philippines	265,223	—	—	265,223
Poland	292,067	—	—	292,067
Russia	675,834	—	—	675,834
South Africa	850,132	—	—	850,132
South Korea	1,818,389	—	—	1,818,389
Taiwan	2,309,691	—	—	2,309,691
Thailand	722,912	—	—	722,912
Turkey	71,577	—	—	71,577
Total Common Stocks	10,894,275	—	—	10,894,275
Preferred Stocks
Brazil	830,578	—	—	830,578
Chile	65,108	—	—	65,108
Total Preferred Stocks	895,686	—	—	895,686
Warrants
Thailand	2,809	—	—	2,809
Total Warrants	2,809	—	—	2,809
Money Market Funds	96,126	—	—	96,126
Total Investments in Securities	11,888,896	—	—	11,888,896

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Emerging Markets Consumer ETF

June 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 95.6%
Brazil - 3.9%
Lojas Americanas SA	317,964	1,093,438
Lojas Renner SA	461,761	5,681,878
Raia Drogasil SA	196,370	3,899,066
Total Brazil		10,674,382
Chile - 1.5%
Cencosud SA	904,702	1,772,227
S.A.C.I. Falabella	365,525	2,382,225
Total Chile		4,154,452
China - 43.0%
58.com, Inc. ADR(a)	43,526	2,706,011
Alibaba Group Holding, Ltd. ADR(a)	82,125	13,916,081
ANTA Sports Products, Ltd.	415,436	2,852,882
Autohome, Inc. ADR(a)	27,670	2,369,105
Baidu, Inc. ADR(a)	64,132	7,526,532
BYD Co., Ltd. Class H	343,232	2,071,474
China Mengniu Dairy Co., Ltd.(a)	985,946	3,817,583
China Mobile, Ltd.	1,066,927	9,716,718
China Resources Beer Holdings Co., Ltd.	633,807	3,009,823
China Telecom Corp., Ltd. Class H	5,985,519	3,010,956
China Tower Corp. Ltd. Class H(b)	15,863,510	4,162,585
China Unicom Hong Kong, Ltd.	2,621,260	2,875,417
Ctrip.com International, Ltd. ADR(a)	126,314	4,662,250
Dongfeng Motor Group Co., Ltd. Class H	1,850,816	1,516,188
Geely Automobile Holdings, Ltd.	2,167,541	3,706,669
Guangzhou Automobile Group Co., Ltd. Class H	1,773,528	1,893,277
Hengan International Group Co., Ltd.	343,686	2,527,329
JD.com, Inc. ADR(a)	220,201	6,669,888
NetEase, Inc. ADR	20,301	5,192,387
New Oriental Education & Technology Group, Inc. ADR(a)	42,518	4,106,388
TAL Education Group ADR(a)	120,504	4,591,202
Tencent Holdings, Ltd.	304,719	13,752,822
Want Want China Holdings, Ltd.	3,198,961	2,600,116
Weibo Corp. ADR(a)	40,640	1,769,872
Yum China Holdings, Inc.	116,727	5,392,787
Total China		116,416,342
Hong Kong - 0.7%
Haier Electronics Group Co., Ltd.(a)	725,971	2,007,165
India - 15.6%
Bharti Airtel, Ltd.	1,160,798	5,829,425
Hero MotoCorp, Ltd.	94,208	3,523,204
Hindustan Unilever, Ltd.	356,233	9,225,339
ITC, Ltd.	1,773,886	7,037,466
Mahindra & Mahindra, Ltd.	504,238	4,787,257
Maruti Suzuki India, Ltd.	73,008	6,911,473
Titan Co., Ltd.	253,534	4,902,276
Total India		42,216,440
Indonesia - 3.2%
PT Astra International Tbk	5,938,880	3,131,811
PT Telekomunikasi Indonesia Persero Tbk	12,947,817	3,794,299
PT Unilever Indonesia Tbk	524,448	1,670,512
Total Indonesia		8,596,622
Mexico - 3.2%
Coca-Cola Femsa SAB de CV	198,359	1,229,803
Fomento Economico Mexicano SAB de CV Series UBD	349,860	3,386,485
Grupo Televisa SAB Series CPO	755,371	1,275,882
Wal-Mart de Mexico SAB de CV	1,020,978	2,784,729
Total Mexico		8,676,899
Russia - 5.2%
Magnit PJSC GDR	295,571	4,307,947
X5 Retail Group NV GDR	107,740	3,694,405
Yandex NV Class A(a)	157,192	5,973,296
Total Russia		13,975,648

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 4.7%
Shoprite Holdings, Ltd.	546,135	6,106,100
Vodacom Group, Ltd.	778,694	6,608,372
Total South Africa		12,714,472
Taiwan - 9.8%
Chunghwa Telecom Co., Ltd.	2,290,677	8,333,891
President Chain Store Corp.	497,073	4,809,171
Taiwan Mobile Co., Ltd.	1,350,763	5,327,467
Uni-President Enterprises Corp.	3,077,508	8,194,270
Total Taiwan		26,664,799
Thailand - 3.9%
Advanced Info Service PCL	477,000	3,390,756
CP ALL PCL	1,575,105	4,417,022
Thai Beverage PCL	4,611,144	2,828,818
Total Thailand		10,636,596
United Arab Emirates - 0.9%
Emirates Telecommunications Group Co. PJSC	547,205	2,484,891
Total Common Stocks (Cost: $265,661,472)		259,218,708

Issuer	Shares	Value ($)

Preferred Stocks - 3.8%
Brazil - 3.8%
Cia Brasileira de Distribuicao Preference Shares	136,209	3,364,844
Lojas Americanas SA Preference Shares	686,517	2,950,161
Telefonica Brasil SA Preference Shares	302,869	3,944,057
Total Brazil		10,259,062
Total Preferred Stocks (Cost: $10,603,120)		10,259,062

	Shares	Value ($)

Money Market Funds - 0.3%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.077%(c)	714,573	714,573
Total Money Market Funds (Cost $714,573)		714,573
Total Investments in Securities (Cost: $276,979,165)		270,192,343	(d)
Other Assets & Liabilities, Net		841,504
Net Assets		271,033,847

Notes to Portfolio of Investments

(a)                                   Non-income producing investment.

(b)                                   Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $4,162,585, which represents 1.54% of net assets.

(c)                                   The rate shown is the seven-day current annualized yield at June 30, 2019.

(d)                                 Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipts

GDR                        Global Depositary Receipts

PJSC                     Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

> Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

> Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

> Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	10,674,382	—	—	10,674,382
Chile	4,154,452	—	—	4,154,452
China	116,416,342	—	—	116,416,342
Hong Kong	2,007,165	—	—	2,007,165
India	42,216,440	—	—	42,216,440
Indonesia	8,596,622	—	—	8,596,622
Mexico	8,676,899	—	—	8,676,899
Russia	13,975,648	—	—	13,975,648
South Africa	12,714,472	—	—	12,714,472
Taiwan	26,664,799	—	—	26,664,799
Thailand	10,636,596	—	—	10,636,596
United Arab Emirates	2,484,891	—	—	2,484,891
Total Common Stocks	259,218,708	—	—	259,218,708
Preferred Stocks
Brazil	10,259,062	—	—	10,259,062
Total Preferred Stocks	10,259,062	—	—	10,259,062
Money Market Funds	714,573	—	—	714,573
Total Investments in Securities	270,192,343	—	—	270,192,343

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

June 30, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks - 100.0%
Consumer Discretionary - 53.8%
Aditya Birla Fashion and Retail, Ltd.(a)	435,200	1,357,724
Bajaj Auto, Ltd.	145,050	5,940,583
Bharat Forge, Ltd.	377,177	2,458,324
Bosch, Ltd.(a)	14,387	3,405,370
Eicher Motors, Ltd.	19,609	5,436,858
Exide Industries, Ltd.	676,666	1,973,313
Future Retail, Ltd.(a)	263,530	1,851,420
Hero MotoCorp, Ltd.	155,996	5,833,960
Jubilant Foodworks, Ltd.	114,110	2,038,201
Mahindra & Mahindra, Ltd.	639,980	6,075,997
Maruti Suzuki India, Ltd.	61,489	5,821,000
Motherson Sumi Systems, Ltd.	1,887,014	3,333,763
MRF, Ltd.	3,988	3,270,567
Page Industries, Ltd.	6,714	2,001,891
Rajesh Exports, Ltd.	217,490	2,276,119
Tata Motors, Ltd.(a)	2,360,332	5,558,249
Titan Co., Ltd.	406,923	7,868,170
Total		66,501,509
Consumer Staples - 46.2%
Avenue Supermarts, Ltd.(a)(b)	160,928	3,259,009
Britannia Industries Ltd.	139,937	5,562,206
Colgate-Palmolive India, Ltd.	213,235	3,483,613
Dabur India, Ltd.	892,017	5,175,514
GlaxoSmithKline Consumer Healthcare, Ltd.	18,532	2,064,649
Godrej Consumer Products, Ltd.	553,936	5,321,285
Hindustan Unilever, Ltd.	252,060	6,527,579
ITC, Ltd.	1,468,085	5,824,274
Marico, Ltd.	830,765	4,459,671
Nestle India, Ltd.	42,427	7,321,950
Procter & Gamble Hygiene & Health Care, Ltd.	15,272	2,370,609
United Breweries, Ltd.	103,721	2,011,987
United Spirits, Ltd.(a)	450,353	3,816,363
Total		57,198,709
Total Common Stocks (Cost: $105,301,077)		123,700,218

	Shares	Value ($)

Money Market Funds - 0.3%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 2.077%(c)	387,295	387,295
Total Money Market Funds (Cost $387,295)		387,295
Total Investments in Securities (Cost: $105,688,372)		124,087,513	(d)
Other Assets & Liabilities, Net		(356,101)
Net Assets		123,731,412

Notes to Consolidated Portfolio of Investments

(a)                                   Non-income producing investment.

(b)                                   Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2019, the total value of these securities amounted to $3,259,009, which represents 2.63% of net assets.

(c)                                   The rate shown is the seven-day current annualized yield at June 30, 2019.

(d)                                  Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

> Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

> Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

> Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:

	Level 1	Level 2	Level 3
	quoted prices in active markets for identical assets ($)	other significant observable inputs ($)	significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	66,501,509	—	—	66,501,509
Consumer Staples	57,198,709	—	—	57,198,709
Total Common Stocks	123,700,218	—	—	123,700,218
Money Market Funds	387,295	—	—	387,295
Total Investments in Securities	124,087,513	—	—	124,087,513

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.